UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04400

T. Rowe Price Equity Income Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Equity Income Fund	March 31, 2015

T. Rowe Price Equity Income Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 95.1%		
CONSUMER DISCRETIONARY 12.7%		
Auto Components 0.7%		
Johnson Controls	4,000,000	201,760
		201,760
Automobiles 1.2%		
Ford Motor	10,000,000	161,400
General Motors	4,660,006	174,750
		336,150
Distributors 0.6%		
Genuine Parts	1,956,000	182,280
		182,280
Hotels, Restaurants & Leisure 2.1%		
Carnival	6,250,000	299,000
Las Vegas Sands	2,250,000	123,840
McDonald's	1,750,000	170,520
		593,360
Leisure Products 0.8%		
Mattel	10,755,800	245,770
		245,770
Media 4.1%		
Cablevision Systems, Class A	7,415,400	135,702
Comcast, Class A	2,508,700	141,666
New York Times, Class A	6,689,200	92,043
News Corp, Class A (1)	6,250,000	100,063
Pearson (GBP)	3,250,000	69,872
Time Warner	4,502,833	380,219
Viacom, Class B	1,000,000	68,300
Walt Disney	1,700,000	178,313
		1,166,178

Personal Products 0.3%		
Avon	10,582,400	84,553
		84,553
Total Consumer Staples		1,263,255
ENERGY 11.9%		
Energy Equipment & Services 1.0%		
Diamond Offshore Drilling	3,750,000	100,462
Schlumberger	2,326,400	194,115
		294,577
Oil, Gas & Consumable Fuels 10.9%		
Anadarko Petroleum	2,180,700	180,584
Apache	7,000,000	422,310
BP, ADR	3,515,700	137,499
Canadian Natural Resources	1,600,000	49,136
Chevron	5,000,000	524,900
ConocoPhillips	1,665,100	103,669
CONSOL Energy	6,200,000	172,918
ExxonMobil	5,414,200	460,207
Hess	5,250,000	356,318
Murphy Oil	4,912,100	228,904
Royal Dutch Shell, ADR	5,819,200	347,115
Talisman Energy	14,500,000	111,360
		3,094,920
Total Energy		3,389,497
FINANCIALS 19.6%		
Banks 11.5%		
Bank of America	29,700,986	457,098
JPMorgan Chase	12,781,200	774,285
PNC Financial Services Group	5,000,000	466,200
Regions Financial	10,510,600	99,325

SunTrust	7,615,700	312,929
U.S. Bancorp	11,992,800	523,726
Wells Fargo	11,819,600	642,987
		3,276,550
Capital Markets 1.2%		
Bank of New York Mellon	200,000	8,048
Northern Trust	4,500,000	313,425
Och-Ziff Capital Management, Partnership	2,782,500	35,171
		356,644
Consumer Finance 0.9%		
American Express	3,388,300	264,694
		264,694
Insurance 4.3%		
Chubb	1,466,300	148,243
Loews	5,250,000	214,357
Marsh & McLennan	7,622,600	427,552
MetLife	4,500,000	227,475
Sun Life Financial	3,315,000	102,168
Willis Group Holdings	2,000,000	96,360
		1,216,155
Real Estate Investment Trusts 1.7%		
Digital Realty Trust, REIT	2,250,000	148,410
Rayonier, REIT	4,000,000	107,840
Weyerhaeuser, REIT	6,921,789	229,457
		485,707
Total Financials		5,599,750
HEALTH CARE 6.8%		
Health Care Providers & Services 0.5%		
Quest Diagnostics	1,750,000	134,488
		134,488

Pharmaceuticals 6.3%		
Bristol-Myers Squibb	5,814,800	375,055
GlaxoSmithKline (GBP)	6,250,000	143,124
Johnson & Johnson	4,633,000	466,080
Merck	6,625,700	380,845
Pfizer	12,737,115	443,124
		1,808,228
Total Health Care		1,942,716
INDUSTRIALS & BUSINESS SERVICES 14.6%		
Aerospace & Defense 3.6%		
Boeing	2,526,900	379,237
Harris	4,089,500	322,089
Honeywell International	3,166,100	330,256
		1,031,582
Air Freight & Logistics 1.1%		
UPS, Class B	3,132,800	303,694
		303,694
Building Products 1.0%		
Masco	7,222,600	192,843
USG (1)	3,933,200	105,017
		297,860
Electrical Equipment 1.5%		
Eaton	2,202,650	149,648
Emerson Electric	5,086,900	288,020
		437,668
Industrial Conglomerates 2.7%		
GE	31,536,500	782,420
		782,420

Machinery 4.7%		
Deere	2,500,000	219,225
Flowserve	2,000,000	112,980
Illinois Tool Works	4,487,600	435,926
Joy Global	3,250,000	127,335
Stanley Black & Decker	2,699,300	257,405
Xylem	5,187,554	181,668
		1,334,539
Total Industrials & Business Services		4,187,763
INFORMATION TECHNOLOGY 9.7%		
Communications Equipment 2.3%		
Cisco Systems	10,562,600	290,736
Motorola Solutions	750,000	50,002
QUALCOMM	4,500,000	312,030
		652,768
Electronic Equipment, Instruments & Components 1.0%		
Corning	12,000,000	272,160
		272,160
IT Services 1.7%		
Computer Sciences	1,578,300	103,031
IBM	1,500,000	240,750
Western Union	6,750,000	140,468
		484,249
Semiconductor & Semiconductor Equipment 2.7%		
Analog Devices	3,635,000	229,005
Applied Materials	12,594,500	284,132
Texas Instruments	4,586,900	262,302
		775,439
Software 1.2%		
CA	3,000,000	97,830

Microsoft	6,196,200	251,906
		349,736
Technology Hardware, Storage & Peripherals 0.8%		
Dell, Acquisition Date: 6/13 – 10/12/12 Acquisition Cost $190,877 (1)(2)(3)	16,500,000	226,875
		226,875
Total Information Technology		2,761,227
MATERIALS 5.4%		
Chemicals 1.1%		
EI du Pont de Nemours	2,632,900	188,173
Potash Corporation of Saskatchewan	3,750,000	120,938
		309,111
Construction Materials 1.0%		
Vulcan Materials	3,438,800	289,891
		289,891
Containers & Packaging 0.6%		
MeadWestvaco	3,479,600	173,527
		173,527
Metals & Mining 1.3%		
Newmont Mining	6,000,000	130,260
Nucor	5,008,900	238,073
		368,333
Paper & Forest Products 1.4%		
International Paper	7,403,436	410,817
		410,817
Total Materials		1,551,679

TELECOMMUNICATION SERVICES 3.6%		
Diversified Telecommunication Services 3.4%		
AT&T	12,267,200	400,524
CenturyLink	4,436,179	153,270
Telefonica (EUR)	8,831,578	125,670
Telefonica, Rights, 4/24/15 (EUR) (1)	8,831,578	1,425
Verizon Communications	6,080,466	295,693
		976,582
Wireless Telecommunication Services 0.2%		
Vodafone (GBP)	17,074,248	55,799
		55,799
Total Telecommunication Services		1,032,381
UTILITIES 6.4%		
Electric Utilities 4.6%		
Duke Energy	4,681,628	359,455
Entergy	3,954,700	306,450
Exelon	7,006,400	235,485
FirstEnergy	5,817,900	203,975
XCEL Energy	5,865,200	204,168
		1,309,533
Independent Power & Renewable Electricity Producers 0.4%		
AES	7,750,000	99,588
		99,588
Multi-Utilities 1.4%		
NiSource	9,261,900	409,006
		409,006
Total Utilities		1,818,127
Total Common Stocks (Cost $19,269,223)		27,178,677

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on October 31, 1985. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2015, totaled $0 for the period ended March 31, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $20,622,016,000. Net unrealized gain aggregated $7,913,266,000 at period-end, of which $9,290,615,000 related to appreciated investments and $1,377,349,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds as a means of gaining efficient and cost-effective exposure to certain markets. Each underlying T. Rowe Price fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying T. Rowe Price fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying T. Rowe Price fund related to the fund’s investment therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015